MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
The following table sets forth the Company’s marketable securities for the indicated period:

December 31,
2018
Level 2 securities:
U.S government and agency bonds	$7,933
Canada government bonds	1,009
Other foreign government bonds	5,259
Corporate bonds*	42,461
Total	$56,662

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities
The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the year ended December 31, 2018:

Marketable securities

Balance at beginning of the year	$-
Additions	71,783
Sale or maturity	(15,092)
Changes in fair value during the year	(29)
Balance at end of the period	$56,662

Schedule of Debt Securities	As of December 31, 2018, the Company’s debt securities had the following maturity dates:
Market value
December 31,
2018
Due within one year	54,151
1 to 2 years	2,511
Total	56,662